COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 26, 2014	Sep. 27, 2013	Dec. 26, 2014	Mar. 27, 2015
Loss Contingencies [Line Items]
Litigation related accrual	$ 39.9		$ 39.9
ABL Facility [Member] | Revolving Credit Facility [Member]
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit	11.3		11.3	10.2
Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Litigation settlement, expense		20.5	19.5
Litigation Settlement, Amount	$ 40.0